FORMATION, CORPORATE CHANGES AND MATERIAL MERGERS AND ACQUISITIONS (Details Textual) - Nov. 17, 2014 - Rocky Mountain Resource Holdings LLC [Member] - USD ($)	Total
Formation Corporate Changes and Material Mergers And Acquisitions [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	5,200,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 357,670
Business Acquisition, Percentage of Voting Interests Acquired	69.06%